Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Apr. 30, 2022	Mar. 31, 2022
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Investments maturity period	3 months		3 months
Deferred offering costs (in Dollars)	$ 848,531
Estimated useful lives of assets	3 to 5 years for office equipment and software.
Lease expense (in Dollars)	$ 197,245	$ 63,121
Warrants issued (in Shares)	235,693	418,473
Convertible notes payable exercised for proceeds (in Dollars)	$ 1,285,800	$ 2,093,000
One Media Sellers [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable rate		45.00%	54.00%
Accounts payable rate	61.00%	39.00%	76.00%
Two Media Sellers [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable rate		41.00%	12.00%
Accounts payable rate	8.00%	14.00%	11.00%
Three Media Sellers [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Accounts payable rate		10.00%
Four Media Sellers [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Accounts payable rate		9.00%
Minimum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue rate				0.50%
Office equipment and software			3 years
Maximum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue rate				10.00%
Office equipment and software			5 years
Customer One [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue rate			44.00%		93.00%
Customer Two [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue rate			16.00%
Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member] | One Media Sellers [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue, percentage	51.00%	30.00%
Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member] | Two Media Sellers [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue, percentage	12.00%	26.00%
Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member] | Three Media Sellers [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue, percentage	10.00%	11.00%
Accounts Receivable [Member] | Revenue from Rights Concentration Risk [Member] | One Media Sellers [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue, percentage	67.00%	45.00%
Accounts Receivable [Member] | Revenue from Rights Concentration Risk [Member] | Two Media Sellers [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue, percentage	20.00%	41.00%
Accounts Payable [Member] | Revenue from Rights Concentration Risk [Member] | One Media Sellers [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue, percentage	61.00%	39.00%
Accounts Payable [Member] | Revenue from Rights Concentration Risk [Member] | Two Media Sellers [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue, percentage	8.00%	14.00%
Accounts Payable [Member] | Revenue from Rights Concentration Risk [Member] | Three Media Sellers [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue, percentage		10.00%
Accounts Payable [Member] | Revenue from Rights Concentration Risk [Member] | Four Media Sellers [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue, percentage		9.00%